FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Foreign Currency Sensitivity (Details) - Currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent (in percent)	10.00%
Reasonably possible decrease in risk variable percent (in percent)	10.00%
Reasonably possible increase in risk variable, impact on income	$ 18	$ (60)
Reasonably possible increase in risk variable, impact on equity	(10)	196
Reasonably possible decrease in risk variable, impact on income	(30)	64
Reasonably possible decrease in risk variable, impact on equity	$ 11	$ (202)